Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of segment reporting
	As of December 31, 2018
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	976,698	356,167	(7,657)	(8,994)	1,316,214	4,763		1,320,977
Net fees and commissions income	184,494	45,576	(3,651)	145,704	372,123	(12,168)		359,955
Other operating income	42,490	62,302	61,803	33,341	199,936	(34,798)		165,138
Total operating revenue	1,203,682	464,045	50,495	170,051	1,888,273	(42,203)	(1)	1,846,070
Provisions for Expected Credit losses	(287,073)	5,545	—	118	(281,410)	31,639	(2)	(249,771)
Depreciation and amortization	(29,621)	(5,029)	(20)	(3,011)	(37,681)	—		(37,681)
Other operating expenses	(563,643)	(152,235)	(3,249)	(105,906)	(825,033)	23,006	(3)	(802,027)
Income attributable to associates	5,454	1,213	126	462	7,255	(444)		6,811
Income before income taxes	328,799	313,539	47,352	61,714	751,404	11,998		763,402
Income taxes					(156,531)	(3,237)	(4)	(159,768)
Income after income taxes					594,873	8,761		603,634

Assets	16,425,483	10,591,702	8,093,850	925,440	36,036,475	(612,545)		35,423,930
Current and deferred taxes					262,582	(85,082)		177,500
Total assets					36,299,057	(697,627)	(5)	35,601,430

Liabilities	10,399,587	9,873,018	11,952,656	764,736	32,989,997	(1,067,190)		31,922,807
Current and deferred taxes					4,907	—		4,907
Total liabilities					32,994,904	(1,067,190)	(6)	31,927,714
	As of December 31, 2019
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	1,020,346	366,638	(13,511)	(7,650)	1,365,823	5,455		1,371,278
Net fees and commissions income	268,345	49,492	(2,917)	153,330	468,250	(10,948)		457,302
Other operating income	37,225	62,153	42,087	53,931	195,396	(18,758)		176,638
Total operating revenue	1,325,916	478,283	25,659	199,611	2,029,469	(24,251)	(1)	2,005,218
Provisions for Expected Credit losses	(332,833)	(14,375)	—	(66)	(347,274)	15,673	(2)	(331,601)
Depreciation and amortization	(57,826)	(6,605)	(264)	(5,846)	(70,541)	—		(70,541)
Other operating expenses	(588,997)	(151,949)	(2,967)	(111,499)	(855,412)	23,703	(3)	(831,709)
Income attributable to associates	4,826	1,020	111	493	6,450	(411)		6,039
Income before income taxes	351,086	306,374	22,539	82,693	762,692	14,714		777,406
Income taxes					(169,683)	(3,978)	(4)	(173,661)
Income after income taxes					593,009	10,736		603,745

Assets	18,215,859	10,765,728	11,351,141	964,695	41,297,423	(515,199)		40,782,224
Current and deferred taxes					321,305	(89,655)		231,650
Total assets					41,618,728	(604,854)	(5)	41,013,874

Liabilities	10,735,252	9,160,441	17,337,471	781,052	38,014,216	(982,392)		37,031,824
Current and deferred taxes					76,289	—		76,289
Total liabilities					38,090,505	(982,392)	(6)	37,108,113
	As of December 31, 2020
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	940,088	377,301	(3,603)	(1,923)	1,311,863	4,925		1,316,788
Net fees and commissions income	265,233	55,704	(1,969)	143,863	462,831	(16,863)		445,968
Other operating income	26,233	49,186	74,119	35,991	185,529	(13,475)		172,054
Total operating revenue	1,231,554	482,191	68,547	177,931	1,960,223	(25,413)	(1)	1,934,810
Provisions for Expected Credit losses	(325,852)	(136,448)	—	(380)	(462,680)	(84,426)	(2)	(547,106)
Depreciation and amortization	(59,933)	(7,155)	(271)	(5,998)	(73,357)	—		(73,357)
Other operating expenses	(569,247)	(151,367)	(3,249)	(106,591)	(830,454)	26,059	(3)	(804,395)
Income attributable to associates	(5,139)	97	(91)	472	(4,661)	(438)		(5,099)
Income before income taxes	271,383	187,318	64,936	65,434	589,071	(84,218)		504,853
Income taxes					(125,962)	22,739	(4)	(103,223)
Income after income taxes					463,109	(61,479)		401,630

Assets	18,800,897	10,811,021	15,400,139	830,910	45,842,967	(607,473)		45,235,494
Current and deferred taxes					380,894	(65,428)		315,466
Total assets					46,223,861	(672,901)	(5)	45,550,960

Liabilities	13,647,952	9,980,003	18,208,458	660,869	42,497,282	(943,714)		41,553,568
Current and deferred taxes					311	—		311
Total liabilities					42,497,593	(943,714)	(6)	41,553,879